SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of share-based payment arrangements [Abstract]
Share-based Compensation
SHARE-BASED COMPENSATION

Following the approval of the equity incentive plan by the Board of Directors in March 2017, the Shareholders approved in April 2017 an award to the former Chief Executive Officer under the Company’s equity incentive plan, which is applicable to members of the Senior Management Team (“SMT”) and key leaders of the Group. The grants of the PSUs and the RSUs, each representing the right to receive one common share of the Company, cover a five-year performance period from 2016 to 2020, consistent with the Company’s strategic horizon. In 2018 additional PSU and RSU awards were granted, subject to the Shareholders’ approval at the Annual General Meeting of Shareholders (which is currently expected to be held on April 12, 2019), to the new Chief Executive Officer and certain key employees of the Group under the equity incentive plan.

At December 31, 2018, none of the PSUs or RSUs were vested, and 33 thousand PSUs and 16 thousand RSUs were forfeited. Under the equity incentive plan, the total number of PSUs and RSUs outstanding at December 31, 2018 were 675 thousand and 113 thousand, respectively.

For the years ended December 31, 2018 and 2017, the Company recognized €22,491 thousand and €28,179 thousand, respectively, as share-based compensation expense and an increase to other reserves in equity for the PSU awards and RSU awards. At December 31, 2018, unrecognized compensation expense amounted to €5,572 thousand and will be recognized over the remaining vesting period through 2020.

Performance Share Units

The Company awarded members of the SMT and key leaders a total target of approximately 237 thousand PSUs and 450 thousand PSUs to its Chief Executive Officer in 2017, and an additional total of approximately 21 thousand PSUs were awarded in 2018. The PSUs vest in three equal tranches in 2019, 2020 and 2021, subject to the achievement of a market performance condition related to Total Shareholder Return (“TSR”). The interim partial vesting periods are independent of one another and any under-achievement in one period can be offset by over-achievement in subsequent periods. The target amount of PSUs vests as follows based on the Company’s TSR ranking compared to an industry specific peer group of eight, including the Company, (“Peer Group”):

Ferrari TSR Ranking	% of Target Awards that Vest
	CEO	SMT and Key Leaders
1	150%	150%
2	120%	120%
3	100%	100%
4	75%	—
5	50%	—
>5	0%	—
The defined Peer Group is as follows:

Ferrari	Brunello Cucinelli	Burberry	Ferragamo
Hermes	LVMH	Moncler	Richemont

The total number of shares that will eventually be issued upon vesting of the PSUs may vary from the original award, depending on the level of TSR performance achieved compared to the Peer Group.

The performance period for the PSUs commenced on January 1, 2016. The fair value of the awards used for accounting purposes was measured at the grant date using a Monte Carlo Simulation model. The range of the fair value of the PSUs that were awarded in 2017 is €59.36 to €72.06 per share and the range of the fair value of the PSUs that were awarded in 2018 is €61.30 and €111.92.

The key assumptions utilized to calculate the grant-date fair values for these awards are summarized below:

Key assumptions	PSU Awards Granted in 2017	PSU Awards Granted in 2018
Grant date share price	€66.85	€113.70
Expected volatility	17.4%	16.7%
Dividend yield	1.2%	0.9%
Risk-free rate	0%	0%

The expected volatility was based on the observed volatility of the Peer Group. The risk-free rate was based on the iBoxx sovereign Eurozone yield.

Retention Restricted Share Units

The Company awarded members of the SMT and key leaders a total of approximately 119 thousand RSUs in 2017, and an additional 10 thousand RSUs were awarded in 2018, including to the Chief Executive Officer. The RSU awards granted are conditional on a recipient’s continued service to the Company, as described below. The RSUs, each of which represents the right to receive one common share of the Company, will vest in three equal tranches in 2019, 2020 and 2021, subject to continued employment with the Company at the time of vesting.

The performance period for the RSUs commenced on January 1, 2016. The fair value of the awards was measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period. The range of the fair value of the RSUs awarded in 2017 is €63.00 to €64.64 per share and the range of the fair value of the RSUs awarded in 2018 is €110.76 to €112.99.